Financial Instruments (Tables)	9 Months Ended
May 31, 2022
Schedule of derivative warrant liabilities and convertible debentures
Type	Valuation Technique	Key Inputs
Derivative warrant liabilities	The fair value of the warrant liabilities has been calculated using a Black-Scholes pricing model combined with a discounted cash flow methodology.

Key observable inputs

·  Share price (May 31, 2022: $0.34, August 31, 2021: $0.41)

· Risk-free interest rate (May 31, 2022: 2.14% to 2.77%, August 31, 2021: 0.19% to 0.67%)

·  Dividend yield (May 31, 2022: 0%, August 31, 2021: 0%)

Key unobservable inputs

·  Expected volatility (May 31, 2022: 47% to 55%, August 31, 2021: 60% to 70%)

Schedule of significant unobservable input
Derivative Warrant Liabilities	May 31, 2022
Comprehensive Loss	Increase	Decrease
Expected volatility (20% movement vs. the model input)	$915	$(920)